Common Stock Purchase Options: Schedule of Other Share-based Compensation, Activity (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Unexercised options	2,975,875	1,805,000	1,805,000	1,010,000
Stock options issued during the period	1,483,000	820,000
Stock options canceled	(5,000)	(25,000)	(25,000)
Stock Options Exercised	(307,125)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	629,375	650,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,975,875
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 3 months 29 days
Weighted average exercise price	$ 1.39
Aggregate Intrinsic Value	$ 4,136,658
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	629,375
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 years 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	809,873
Unexercised options	1,805,000	1,010,000	1,010,000	1,010,000
Stock options issued during the year			820,000
Unexercised options	2,975,875	1,805,000	1,805,000	1,010,000
Exercisable options, end of year			650,000	393,334
Exercisable Options 1
Weighted average exercise price			$ 0.40
Aggregate Intrinsic Value			164,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	250,025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	8 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	100,010
Range of exercise prices			$ 0.40
Shares			410,000
Weighted average remaining contractual life(years)			1.46
Exercisable Options 2
Weighted average exercise price			$ 0.30
Aggregate Intrinsic Value			72,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	30,000
Range of exercise prices			$ 0.30
Shares			240,000
Weighted average remaining contractual life(years)			3.88
Exercisable Options 3
Weighted average exercise price			$ 1.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	129,350
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	4 years 2 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	226,363
Range of exercise prices			$ 1.25
Weighted average remaining contractual life(years)			5.49
Exercisable Options 4
Weighted average exercise price			$ 0.36
Aggregate Intrinsic Value			236,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.37
Shares			650,000
Weighted average remaining contractual life(years)			2.35
Exercisable Options 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	50,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 6 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	68,500
Exercisable Options 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 3.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	385,000
Outstanding Options 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	250,025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	8 months 16 days
Weighted average exercise price	$ 0.40		$ 0.40
Aggregate Intrinsic Value	100,010		164,000
Range of exercise prices			$ 0.40
Shares			410,000
Weighted average remaining contractual life(years)			1.46
Outstanding Options 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	460,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	3 years 1 month 17 days
Weighted average exercise price	$ 0.30		$ 0.30
Aggregate Intrinsic Value	138,000		180,000
Range of exercise prices			$ 0.30
Shares			600,000
Weighted average remaining contractual life(years)			3.88
Outstanding Options 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	785,350
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 2 months 5 days
Weighted average exercise price	$ 1.75		$ 1.25
Aggregate Intrinsic Value	1,374,363		993,750
Range of exercise prices			$ 1.25
Shares			795,000
Weighted average remaining contractual life(years)			5.49
Outstanding Options 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,180,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 3 months 18 days
Weighted average exercise price	$ 1.37		$ 0.74
Aggregate Intrinsic Value	1,617,285		1,337,750
Shares			1,805,000
Weighted average remaining contractual life(years)			4.04
Outstanding Options 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 6 months 29 days
Weighted average exercise price	$ 1.37
Aggregate Intrinsic Value	137,000
Outstanding Options 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 10 months 6 days
Weighted average exercise price	$ 3.85
Aggregate Intrinsic Value	$ 770,000